UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.6%
	Belgium — 3.0%
504,108	Proximus SADP	$16,542,707

	Finland — 5.0%
1,391,600	Fortum OYJ	27,550,154

	France — 21.3%
339,595	Casino Guichard Perrachon S.A.	20,601,271
635,059	CNP Assurances	14,671,795
192,960	Fonciere des Regions	21,874,233
365,724	SCOR SE	14,719,970
299,042	Societe Generale S.A.	15,446,532
296,421	TOTAL S.A.	16,376,350
58,030	Unibail-Rodamco SE	14,621,688
		118,311,839

	Germany — 8.8%
76,274	Allianz SE	17,525,522
320,862	Deutsche Post AG	15,303,158
74,922	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,248,502
		49,077,182

	Italy — 12.1%
1,061,965	Assicurazioni Generali S.p.A.	19,367,762
7,657,908	Intesa Sanpaolo S.p.A	24,440,914
4,810,261	Snam S.p.A.	23,548,024
		67,356,700

	Netherlands — 3.0%
447,712	Boskalis Westminster	16,883,745

	Spain — 2.7%
2,277,337	Banco Santander S.A.	14,971,119

	Sweden — 2.7%
1,290,226	Skandinaviska Enskilda Banken AB, Class A	15,146,562

	Switzerland — 14.9%
134,399	PSP Swiss Property AG	12,737,183
199,437	Swiss Prime Site AG	18,419,960
159,056	Swiss Re AG	14,894,412
29,702	Swisscom AG	15,804,286
68,166	Zurich Insurance Group AG	20,748,151
		82,603,992

	United Kingdom — 26.1%
336,973	AstraZeneca PLC	23,298,662
1,742,019	BAE Systems PLC	13,476,857
962,360	GlaxoSmithKline PLC	17,183,608
5,524,531	J Sainsbury PLC	18,005,857
1,056,498	Royal Dutch Shell PLC, Class B	35,781,941
1,268,429	SSE PLC	22,605,869

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
1,329,634	United Utilities Group PLC	$14,891,197
		145,243,991
	Total Common Stocks — 99.6%	553,687,991
	(Cost $519,885,745)

	Money Market Funds — 1.0%
5,489,696	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.19% (b)	5,489,696
	(Cost $5,489,696)

	Total Investments — 100.6%	559,177,687
	(Cost $525,375,441) (c)
	Net Other Assets and Liabilities — (0.6)%	(3,436,232)
	Net Assets — 100.0%	$555,741,455

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $43,794,289 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,992,043. The net unrealized appreciation was $33,802,246.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$553,687,991	$—	$—
Money Market Funds	5,489,696	—	—
Total Investments	$559,177,687	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Financials	34.0%
Energy	13.7
Real Estate	12.2
Utilities	11.8
Industrials	8.2
Health Care	7.3
Consumer Staples	7.0
Telecommunication Services	5.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	55.5%
British Pound Sterling	26.0
Swiss Franc	14.8
Swedish Krona	2.7
United States Dollar	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.3%
	Australia — 5.8%
196,196	BGP Holdings PLC (b) (c) (d)	$0
17,165	BWP Trust	41,384
11,900	Charter Hall Retail REIT	38,626
52,224	Cromwell Property Group	41,155
35,907	Dexus	273,160
61,963	Goodman Group	407,079
63,612	GPT Group (The)	253,626
19,283	Investa Office Fund	68,457
130,691	Mirvac Group	239,634
180,470	Scentre Group	590,001
26,225	Shopping Centres Australasia Property Group	47,677
85,312	Stockland	298,210
113,946	Vicinity Centres	241,825
67,598	Westfield Corp.	500,535
		3,041,369

	Austria — 0.4%
3,777	BUWOG AG	130,290
2,440	CA Immobilien Anlagen AG	75,547
		205,837

	Belgium — 0.6%
635	Aedifica S.A.	59,977
681	Befimmo S.A.	43,756
728	Cofinimmo S.A.	95,865
562	Intervest Offices & Warehouses N.V.	15,165
71	Leasinvest Real Estate S.C.A.	8,178
190	Retail Estates N.V.	16,827
589	Warehouses De Pauw C.V.A	66,028
75	Wereldhave Belgium N.V.	8,571
219	Xior Student Housing N.V.	10,245
		324,612

	Bermuda — 0.5%
41,122	Hongkong Land Holdings Ltd.	289,499

	Canada — 2.9%
3,274	Allied Properties Real Estate Investment Trust	109,602
5,317	Artis Real Estate Investment Trust	59,642
1,337	Boardwalk Real Estate Investment Trust	45,832
4,753	Canadian Apartment Properties REIT	141,115
2,568	Canadian Real Estate Investment Trust	94,589
6,767	Chartwell Retirement Residences	87,535
6,540	Cominar Real Estate Investment Trust	74,921
3,093	Crombie Real Estate Investment Trust	33,957
5,769	Dream Global Real Estate Investment Trust	56,084
2,676	Dream Office Real Estate Investment Trust	47,176
5,219	First Capital Realty, Inc.	86,028

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
1,650	Granite Real Estate Investment Trust	$64,648
10,255	H&R Real Estate Investment Trust	174,262
2,591	Killam Apartment Real Estate Investment Trust	29,311
1,761	Northview Apartment Real Estate Investment Trust	35,010
10,800	Pure Industrial Real Estate Trust	58,167
11,448	RioCan Real Estate Investment Trust	221,856
4,133	SmartCentres Real Estate Investment Trust	101,632
		1,521,367

	Cayman Island — 2.1%
94,716	CK Asset Holdings Ltd.	828,008
42,556	Wharf Real Estate Investment Co., Ltd. (c)	283,240
		1,111,248

	Finland — 0.1%
13,540	Citycon OYJ	35,059
4,970	Technopolis OYJ	24,926
		59,985

	France — 3.5%
98	ANF Immobilier	2,566
772	Carmila S.A.	21,504
1,381	Fonciere des Regions	156,552
1,631	Gecina S.A.	301,174
1,245	ICADE	122,388
7,091	Klepierre S.A.	311,950
1,445	Mercialys S.A.	31,979
3,496	Unibail-Rodamco SE	880,879
		1,828,992

	Germany — 3.9%
1,054	ADLER Real Estate AG (c)	16,801
4,674	alstria office REIT-AG	72,344
1,802	Deutsche EuroShop AG	73,415
12,522	Deutsche Wohnen SE	547,792
1,521	DIC Asset AG	19,217
2,679	Hamborner REIT AG	31,816
2,231	LEG Immobilien AG	255,078
5,170	TAG Immobilien AG	98,259
2,979	TLG Immobilien AG	79,154
17,128	Vonovia SE	850,604
		2,044,480

	Guernsey — 0.1%
8,462	F&C UK Real Estate Investment Ltd.	11,796
9,779	Regional REIT Ltd. (e)	13,599
18,292	Schroder Real Estate Investment Trust Ltd.	14,942

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Guernsey (Continued)
13,894	Standard Life Investment Property Income Trust Ltd.	$17,493
		57,830

	Hong Kong — 5.5%
68,632	Champion REIT	50,335
71,325	Hang Lung Properties Ltd.	174,367
37,743	Henderson Land Development Co., Ltd.	248,791
21,440	Hysan Development Co., Ltd.	113,747
78,016	Link REIT	723,457
193,859	New World Development Co., Ltd.	291,303
104,478	Sino Land Co., Ltd.	185,076
50,126	Sun Hung Kai Properties Ltd.	836,626
37,241	Swire Properties Ltd.	120,119
42,556	Wharf Holdings (The) Ltd.	147,067
		2,890,888

	Ireland — 0.2%
24,131	Green REIT PLC	45,023
24,445	Hibernia REIT PLC	44,699
12,351	Irish Residential Properties REIT PLC	22,229
		111,951

	Isle of Man — 0.0%
44,358	RDI REIT PLC	22,051

	Israel — 0.1%
1,049	Azrieli Group Ltd.	58,575

	Italy — 0.1%
35,937	Beni Stabili S.p.A. SIIQ	33,245
12,673	Immobiliare Grande Distribuzione SIIQ S.p.A.	14,658
		47,903

	Japan — 9.8%
21	Activia Properties, Inc.	87,970
44	Advance Residence Investment Corp.	108,209
4,127	AEON Mall Co., Ltd.	80,727
52	AEON REIT Investment Corp.	54,688
53	Daiwa House REIT Investment Corp.	125,921
10	Daiwa Office Investment Corp.	52,718
16	Frontier Real Estate Investment Corp.	62,197
22	Fukuoka REIT Corp.	32,841
86	GLP J-REIT	93,041
12,500	Hulic Co., Ltd.	140,448
34	Hulic REIT, Inc.	49,487
13	Industrial & Infrastructure Fund Investment Corp.	55,842
134	Invincible Investment Corp.	57,025
42	Japan Excellent, Inc.	48,868
142	Japan Hotel REIT Investment Corp.	95,276
31	Japan Logistics Fund, Inc.	57,171
30	Japan Prime Realty Investment Corp.	95,318

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
43	Japan Real Estate Investment Corp.	$204,171
53	Japan Rental Housing Investments, Inc.	38,665
94	Japan Retail Fund Investment Corp.	172,358
13	Kenedix Office Investment Corp.	73,841
18	Kenedix Retail REIT Corp.	37,222
41,630	Mitsubishi Estate Co., Ltd.	724,161
33,381	Mitsui Fudosan Co., Ltd.	748,054
51	Mori Hills REIT Investment Corp.	61,648
35	Mori Trust Sogo REIT, Inc.	48,706
16	Nippon Accommodations Fund, Inc.	66,031
45	Nippon Building Fund, Inc.	220,058
63	Nippon Prologis REIT, Inc.	133,241
4,200	Nomura Real Estate Holdings, Inc.	94,158
140	Nomura Real Estate Master Fund, Inc.	173,827
3,752	NTT Urban Development Corp.	43,422
90	Orix JREIT, Inc.	124,686
45	Premier Investment Corp.	42,574
31	Sekisui House REIT, Inc.	36,207
38	Sekisui House Residential Investment Corp.	37,975
14,744	Sumitomo Realty & Development Co., Ltd.	484,553
7,287	Tokyo Tatemono Co., Ltd.	98,432
31	Tokyu REIT, Inc.	38,518
102	United Urban Investment Corp.	146,742
		5,146,997

	Jersey — 0.1%
2,779	Phoenix Spree Deutschland Ltd.	14,745
8,893	Target Healthcare REIT Ltd.	13,508
		28,253

	Luxembourg — 0.3%
1,028	ADO Properties S.A. (e)	52,150
3,840	Grand City Properties S.A.	90,536
		142,686

	Netherlands — 0.4%
1,660	Eurocommercial Properties N.V.	72,320
620	NSI N.V.	25,862
641	Vastned Retail N.V.	31,764
1,422	Wereldhave N.V.	68,247
		198,193

	New Zealand — 0.1%
50,032	Kiwi Property Group Ltd.	49,818

	Norway — 0.1%
3,857	Entra ASA (e)	57,311

	Singapore — 2.7%
83,800	Ascendas Real Estate Investment Trust	170,426

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Singapore (Continued)
82,590	CapitaLand Commercial Trust	$119,181
88,630	CapitaLand Ltd.	233,926
81,283	CapitaLand Mall Trust	129,450
27,300	CDL Hospitality Trusts	34,496
16,600	City Developments Ltd.	155,022
46,255	Fortune Real Estate Investment Trust	57,191
68,700	Keppel REIT	64,722
67,021	Mapletree Commercial Trust	81,180
46,300	Mapletree Industrial Trust	70,275
72,153	Mapletree Logistics Trust	71,211
89,197	Suntec Real Estate Investment Trust	143,387
17,300	UOL Group Ltd.	114,734
		1,445,201

	Spain — 0.7%
1,917	Axiare Patrimonio SOCIMI S.A.	42,368
3,120	Hispania Activos Inmobiliarios SOCIMI S.A.	58,773
9,070	Inmobiliaria Colonial Socimi S.A.	90,141
3,153	Lar Espana Real Estate Socimi S.A.	33,632
11,824	Merlin Properties Socimi S.A.	160,313
		385,227

	Sweden — 1.5%
9,505	Castellum AB	160,365
544	Catena AB	10,312
1,261	D Carnegie & Co. AB (c)	18,793
2,968	Dios Fastigheter AB	20,171
4,652	Fabege AB	99,016
3,419	Fastighets AB Balder, Class B (c)	91,445
5,291	Hemfosa Fastigheter AB	70,885
3,861	Hufvudstaden AB, Class A	61,847
19,891	Klovern AB, Class B	25,994
6,655	Kungsleden AB	48,271
2,359	Pandox AB	45,581
6,716	Wallenstam AB, Class B	64,597
2,339	Wihlborgs Fastigheter AB	55,972
		773,249

	Switzerland — 1.0%
496	Allreal Holding AG	83,884
215	Mobimo Holding AG	57,697
1,384	PSP Swiss Property AG	131,164
2,492	Swiss Prime Site AG	230,160
		502,905

	United Kingdom — 4.8%
74,736	Assura PLC	64,478
5,118	Big Yellow Group PLC	60,083
35,398	British Land (The) Co. PLC	330,485
25,780	Capital & Counties Properties PLC	111,277
19,054	Capital & Regional PLC	15,050
11,976	Custodian REIT PLC	18,959
160	Daejan Holdings PLC	13,102

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
3,530	Derwent London PLC	$148,604
20,674	Empiric Student Property PLC	25,889
13,589	GCP Student Living PLC	26,420
14,449	Grainger PLC	56,476
11,502	Great Portland Estates PLC	106,920
27,981	Hammerson PLC	206,648
14,189	Hansteen Holdings PLC	27,395
3,467	Helical PLC	15,915
31,254	Intu Properties PLC	106,760
25,132	Land Securities Group PLC	342,034
22,528	LondonMetric Property PLC	56,574
10,514	NewRiver REIT PLC	47,470
20,108	Primary Health Properties PLC	31,764
7,179	Safestore Holdings PLC	48,425
35,171	Segro PLC	278,743
8,083	Shaftesbury PLC	113,934
48,067	Tritax Big Box REIT PLC	96,632
8,384	UNITE Group (The) PLC	91,123
4,242	Workspace Group PLC	57,388
		2,498,548

	United States — 52.0%
2,899	Acadia Realty Trust	79,317
990	Agree Realty Corp.	50,926
74	Alexander’s, Inc.	29,293
3,329	Alexandria Real Estate Equities, Inc.	434,734
1,412	American Assets Trust, Inc.	53,995
4,787	American Campus Communities, Inc.	196,411
8,497	American Homes 4 Rent, Class A	185,574
5,490	Apartment Investment & Management Co., Class A	239,968
7,382	Apple Hospitality REIT, Inc.	144,761
2,687	Ashford Hospitality Trust, Inc.	18,084
4,847	AvalonBay Communities, Inc.	864,753
5,421	Boston Properties, Inc.	704,893
6,072	Brandywine Realty Trust	110,450
10,736	Brixmor Property Group, Inc.	200,334
3,196	Camden Property Trust	294,224
2,636	CareTrust REIT, Inc.	44,179
5,893	CBL & Associates Properties, Inc.	33,354
3,082	Cedar Realty Trust, Inc.	18,739
1,561	Chatham Lodging Trust	35,528
2,068	Chesapeake Lodging Trust	56,022
4,211	Columbia Property Trust, Inc.	96,642
3,500	Corporate Office Properties Trust	102,200
14,617	Cousins Properties, Inc.	135,207
6,329	CubeSmart	183,035
3,281	DCT Industrial Trust, Inc.	192,857
10,874	DDR Corp.	97,431
6,992	DiamondRock Hospitality Co.	78,940
7,188	Digital Realty Trust, Inc.	818,713
5,595	Douglas Emmett, Inc.	229,731
12,508	Duke Realty Corp.	340,343

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
1,474	Easterly Government Properties, Inc.	$31,455
1,175	EastGroup Properties, Inc.	103,846
2,660	Education Realty Trust, Inc.	92,887
4,526	Empire State Realty Trust, Inc., Class A	92,919
2,207	EPR Properties	144,470
4,235	Equity Commonwealth (c)	129,210
2,861	Equity LifeStyle Properties, Inc.	254,686
12,550	Equity Residential	800,313
2,300	Essex Property Trust, Inc.	555,151
4,282	Extra Space Storage, Inc.	374,461
2,531	Federal Realty Investment Trust	336,142
4,159	First Industrial Realty Trust, Inc.	130,884
8,540	Forest City Realty Trust, Inc., Class A	205,814
2,156	Four Corners Property Trust, Inc.	55,409
3,654	Franklin Street Properties Corp.	39,244
7,062	Gaming and Leisure Properties, Inc.	261,294
1,082	Getty Realty Corp.	29,387
21,685	GGP, Inc.	507,212
2,369	Global Net Lease, Inc.	48,754
3,305	Government Properties Income Trust	61,275
5,596	Gramercy Property Trust	149,189
16,523	HCP, Inc.	430,920
4,289	Healthcare Realty Trust, Inc.	137,763
7,127	Healthcare Trust of America, Inc., Class A	214,095
1,356	Hersha Hospitality Trust	23,594
3,576	Highwoods Properties, Inc.	182,054
5,707	Hospitality Properties Trust	170,354
25,691	Host Hotels & Resorts, Inc.	509,966
5,492	Hudson Pacific Properties, Inc.	188,101
4,215	Investors Real Estate Trust	23,941
10,306	Invitation Homes, Inc.	242,912
3,026	JBG SMITH Properties	105,093
4,231	Kennedy-Wilson Holdings, Inc.	73,408
3,393	Kilroy Realty Corp.	253,287
14,527	Kimco Realty Corp.	263,665
2,895	Kite Realty Group Trust	56,742
3,979	LaSalle Hotel Properties	111,691
8,225	Lexington Realty Trust	79,371
5,173	Liberty Property Trust	222,491
1,610	Life Storage, Inc.	143,403
1,376	LTC Properties, Inc.	59,925
4,812	Macerich (The) Co.	316,052
3,165	Mack-Cali Realty Corp.	68,237
12,729	Medical Properties Trust, Inc.	175,406
3,986	Mid-America Apartment Communities, Inc.	400,832
2,485	Monmouth Real Estate Investment Corp.	44,233
1,407	National Health Investors, Inc.	106,060
5,328	National Retail Properties, Inc.	229,797
1,549	National Storage Affiliates Trust	42,226

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
2,869	New Senior Investment Group, Inc.	$21,690
6,842	Omega Healthcare Investors, Inc.	188,429
7,236	Paramount Group, Inc.	114,691
5,055	Park Hotels & Resorts, Inc.	145,331
2,407	Pebblebrook Hotel Trust	89,468
2,393	Pennsylvania Real Estate Investment Trust	28,453
6,294	Physicians Realty Trust	113,229
5,093	Piedmont Office Realty Trust, Inc., Class A	99,874
18,560	Prologis, Inc.	1,197,306
691	PS Business Parks, Inc.	86,437
5,210	Public Storage	1,088,890
1,724	QTS Realty Trust, Inc., Class A	93,372
3,305	Quality Care Properties, Inc. (c)	45,642
2,748	Ramco-Gershenson Properties Trust	40,478
9,919	Realty Income Corp.	565,581
5,246	Regency Centers Corp.	362,918
3,786	Retail Opportunity Investments Corp.	75,531
7,987	Retail Properties of America, Inc., Class A	107,345
2,702	Rexford Industrial Realty, Inc.	78,790
5,931	RLJ Lodging Trust	130,304
1,546	Ryman Hospitality Properties, Inc.	106,705
6,202	Sabra Health Care REIT, Inc.	116,412
397	Saul Centers, Inc.	24,515
2,214	Select Income REIT	55,638
8,275	Senior Housing Properties Trust	158,466
893	Seritage Growth Properties, Class A	36,131
10,949	Simon Property Group, Inc.	1,880,381
3,393	SL Green Realty Corp.	342,455
16,027	Spirit Realty Capital, Inc.	137,512
3,312	STAG Industrial, Inc.	90,517
5,996	STORE Capital Corp.	156,136
3,624	Summit Hotel Properties, Inc.	55,194
2,671	Sun Communities, Inc.	247,815
7,889	Sunstone Hotel Investors, Inc.	130,405
3,238	Tanger Factory Outlet Centers, Inc.	85,839
2,074	Taubman Centers, Inc.	135,702
1,869	Terreno Realty Corp.	65,527
1,667	Tier REIT, Inc.	33,990
9,335	UDR, Inc.	359,584
443	Universal Health Realty Income Trust	33,274
3,615	Urban Edge Properties	92,146
1,032	Urstadt Biddle Properties, Inc., Class A	22,436
12,484	Ventas, Inc.	749,165
34,367	VEREIT, Inc.	267,719
6,052	Vornado Realty Trust	473,145
6,520	Washington Prime Group, Inc.	46,422
2,758	Washington Real Estate Investment Trust	85,829
4,221	Weingarten Realty Investors	138,744

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
12,906	Welltower, Inc.	$823,016
3,711	WP Carey, Inc.	255,688
3,763	Xenia Hotels & Resorts, Inc.	81,243
		27,311,769
	Total Common Stocks — 99.3%	52,156,744
	(Cost $45,682,963)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
18,572	F&C Commercial Property Trust Ltd.	34,077
15,041	MedicX Fund Ltd.	17,058
19,038	Picton Property Income Ltd.	21,527
23,031	UK Commercial Property Trust Ltd.	27,551
	Total Investment Companies — 0.2%	100,213
	(Cost $101,940)

	Money Market Funds — 2.0%
1,066,877	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.19% (f)	1,066,877
	(Cost $1,066,877)
	Total Investments — 101.5%	53,323,834
	(Cost $46,851,780) (g)
	Net Other Assets and Liabilities — (1.5)%	(813,395)
	Net Assets — 100.0%	$52,510,439

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2017, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of December 31, 2017.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,673,681 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,201,627. The net unrealized appreciation was $6,472,054.

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 12/31/2017	Level 1	Level 2		Level 3
Common Stocks:
Australia	$3,041,369	$3,041,369	$—	**	$—
Other Country Categories*	49,115,375	49,115,375	—		—
Total Common Stocks	52,156,744	52,156,744	—	**	—
Investment Companies*	100,213	100,213	—		—
Money Market Funds	1,066,877	1,066,877	—		—
Total Investments	$53,323,834	$53,323,834	$—	**	$—

*   See Portfolio of Investments for country breakout.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.7%
Health Care	0.2
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.8%
Euro	10.0
Japanese Yen	9.7
Hong Kong Dollar	7.6
Australian Dollar	5.7
British Pound Sterling	5.1
Canadian Dollar	2.9
Singapore Dollar	2.6
Swedish Krona	1.4
Swiss Franc	0.9
Israeli Shekel	0.1
Norwegian Krone	0.1
New Zealand Dollar	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Australia — 13.4%
184,652	Australia & New Zealand Banking Group Ltd.	$4,140,709
530,968	Bendigo and Adelaide Bank Ltd.	4,834,740
69,243	Commonwealth Bank of Australia	4,340,519
569,737	Crown Resorts Ltd.	5,787,878
1,387,158	Harvey Norman Holdings Ltd.	4,513,318
177,195	JB Hi-Fi Ltd.	3,448,116
63,991	Macquarie Group Ltd.	4,974,426
213,296	National Australia Bank Ltd.	4,921,166
452,311	Suncorp Group Ltd.	4,891,413
951,254	Sydney Airport	5,232,624
1,489,867	Tabcorp Holdings Ltd.	6,486,578
1,551,951	Telstra Corp., Ltd.	4,395,604
119,792	Wesfarmers Ltd.	4,151,837
181,743	Westpac Banking Corp.	4,445,588
		66,564,516

	Bermuda — 2.9%
1,000,977	Kerry Properties Ltd.	4,503,394
125,159	Lazard Ltd., Class A	6,570,847
278,135	VTech Holdings Ltd.	3,645,408
		14,719,649

	Canada — 10.8%
56,856	Bank of Nova Scotia (The)	3,669,180
98,032	BCE, Inc.	4,708,968
41,623	Canadian Imperial Bank of Commerce	4,057,663
218,273	CI Financial Corp.	5,169,441
115,405	Emera, Inc.	4,313,227
139,508	Genworth MI Canada, Inc.	4,827,843
155,473	IGM Financial, Inc.	5,460,726
77,160	National Bank of Canada	3,850,020
243,849	Russel Metals, Inc.	5,658,771
177,394	Shaw Communications, Inc., Class B	4,048,873
120,239	TELUS Corp.	4,555,116
75,999	TransCanada Corp.	3,698,981
		54,018,809

	Cayman Islands — 1.3%
621,784	Phoenix Group Holdings	6,564,889

	Denmark — 1.1%
218,348	Tryg A/S	5,461,603

	Finland — 4.3%
418,601	Fortum OYJ	8,287,239
107,552	Metso OYJ	3,673,936
86,135	Nokian Renkaat OYJ	3,906,584
99,014	Sampo OYJ, Class A	5,441,113
		21,308,872

	France — 10.9%
176,872	AXA S.A.	5,249,243

Shares	Description	Value

	Common Stocks (a) (Continued)
	France (Continued)
66,479	BNP Paribas S.A.	$4,965,346
95,309	Bouygues S.A.	4,952,765
101,832	Casino Guichard Perrachon S.A.	6,177,560
203,532	CNP Assurances	4,702,209
554,271	Engie S.A.	9,533,350
181,172	Lagardere S.C.A.	5,810,529
1,007,171	Natixis S.A.	7,970,940
90,032	TOTAL S.A.	4,973,991
		54,335,933

	Germany — 1.0%
22,149	Allianz SE	5,089,189

	Hong Kong — 3.3%
2,838,067	New World Development Co., Ltd.	4,264,629
8,417,462	PCCW Ltd.	4,891,337
4,093,708	SJM Holdings Ltd.	3,667,798
394,931	Swire Pacific Ltd., Class A	3,657,213
		16,480,977

	Ireland — 0.8%
92,434	Seagate Technology PLC	3,867,439

	Italy — 3.5%
307,324	Assicurazioni Generali S.p.A.	5,604,872
807,884	Banca Mediolanum S.p.A.	6,993,765
299,908	Eni S.p.A.	4,965,841
		17,564,478

	Japan — 1.6%
101,930	Aozora Bank Ltd.	3,966,834
596,400	Tokai Tokyo Financial Holdings, Inc.	3,848,084
		7,814,918

	Netherlands — 1.0%
787,280	Aegon N.V.	5,020,629

	New Zealand — 3.1%
534,638	Fletcher Building Ltd.	2,879,633
3,085,545	SKY Network Television Ltd.	6,144,718
2,475,375	Spark New Zealand Ltd.	6,368,122
		15,392,473

	Norway — 1.0%
243,329	Statoil ASA	5,192,220

	Portugal — 1.3%
1,808,004	EDP-Energias de Portugal S.A.	6,258,509

	Singapore — 1.3%
2,936,800	StarHub Ltd.	6,258,088

	Spain — 4.1%
218,267	Gas Natural SDG S.A.	5,041,322
1,324,207	Mapfre S.A.	4,254,927
234,938	Red Electrica Corp., S.A.	5,274,153

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain (Continued)
605,725	Telefonica S.A.	$5,905,063
		20,475,465

	Sweden — 4.0%
422,413	Nordea Bank AB	5,113,385
393,948	Skandinaviska Enskilda Banken AB, Class A	4,624,738
206,267	Swedbank AB, Class A	4,976,197
1,169,251	Telia Co., AB	5,209,753
		19,924,073

	Switzerland — 3.2%
51,922	Swiss Re AG	4,862,110
9,692	Swisscom AG	5,157,065
18,837	Zurich Insurance Group AG	5,733,546
		15,752,721

	United Kingdom — 12.7%
69,270	AstraZeneca PLC	4,789,399
497,762	Bovis Homes Group PLC	7,876,449
420,594	easyJet PLC	8,313,526
245,461	Galliford Try PLC	4,261,913
663,512	HSBC Holdings PLC	6,870,188
1,578,105	Legal & General Group PLC	5,823,132
1,247,593	Old Mutual PLC	3,902,834
240,508	Royal Dutch Shell PLC, Class A	8,017,991
346,980	Tate & Lyle PLC	3,293,373
2,470,522	Taylor Wimpey PLC	6,884,613
281,383	United Utilities Group PLC	3,151,341
		63,184,759

	United States — 13.1%
95,487	AT&T, Inc.	3,712,535
121,379	CenterPoint Energy, Inc.	3,442,308
337,266	CenturyLink, Inc.	5,625,597
29,792	Chevron Corp.	3,729,661
136,585	CNA Financial Corp.	7,245,834
121,378	FirstEnergy Corp.	3,716,594
482,505	Guess?, Inc.	8,144,684
52,387	Helmerich & Payne, Inc.	3,386,296
108,361	Kohl’s Corp.	5,876,417
55,597	PacWest Bancorp	2,802,089
75,313	Southern (The) Co.	3,621,802
63,227	Tupperware Brands Corp.	3,964,333
449,324	Waddell & Reed Financial, Inc., Class A	10,037,898
		65,306,048
	Total Common Stocks — 99.7%	496,556,257
	(Cost $458,154,549)

Shares	Description	Value

	Money Market Funds — 1.1%
5,539,380	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.19% (b)	$5,539,380
	(Cost $5,539,380)

	Total Investments — 100.8%	502,095,637
	(Cost $463,693,929) (c)
	Net Other Assets and Liabilities — (0.8)%	(3,871,692)
	Net Assets — 100.0%	$498,223,945

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2017.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,010,695 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,608,987. The net unrealized appreciation was $38,401,708.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$496,556,257	$—	$—
Money Market Funds	5,539,380	—	—
Total Investments	$502,095,637	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	40.9%
Consumer Discretionary	15.4
Telecommunication Services	11.4
Utilities	10.6
Energy	6.8
Industrials	6.5
Consumer Staples	2.8
Real Estate	2.5
Information Technology	1.5
Health Care	1.0
Materials	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	27.5%
United States Dollar	16.2
Australian Dollar	13.3
British Pound Sterling	12.3
Canadian Dollar	10.8
Hong Kong Dollar	4.9
Swedish Krona	4.0
Swiss Franc	3.1
New Zealand Dollar	3.1
Japanese Yen	1.5
Singapore Dollar	1.2
Danish Krone	1.1
Norwegian Krone	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.0%
	Australia — 5.4%
100,815	AGL Energy Ltd.	$1,916,180
6,364,434	Infigen Energy (b)	3,426,438
		5,342,618

	Bermuda — 1.6%
36,560,155	Concord New Energy Group Ltd.	1,614,424

	Canada — 7.2%
380,670	Boralex, Inc., Class A	7,116,742

	Cayman Islands — 5.0%
2,843,204	China High Speed Transmission Equipment Group Co., Ltd. (c)	4,912,836

	China — 13.6%
10,247,731	China Longyuan Power Group Corp., Ltd., Class H	7,292,779
369,249	China Suntien Green Energy Corp., Ltd., Class H	97,832
3,495,481	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (c)	5,941,492
		13,332,103

	Denmark — 14.1%
147,609	Orsted A/S (d)	8,057,629
84,360	Vestas Wind Systems A/S	5,830,027
		13,887,656

	France — 2.0%
115,076	Engie S.A.	1,979,284

	Germany — 10.1%
169,928	E. ON SE	1,847,425
276,515	Nordex SE (b) (c)	2,944,176
440,325	PNE Wind AG	1,516,285
77,000	RWE AG (b)	1,570,599
14,699	Siemens AG	2,048,484
		9,926,969

	Italy — 3.7%
317,294	Enel S.p.A	1,953,012
50,382	Prysmian S.p.A.	1,643,653
		3,596,665

	Japan — 4.1%
127,954	Mitsui & Co., Ltd.	2,080,424
201,200	Toray Industries, Inc.	1,897,271
		3,977,695

	Netherlands — 1.6%
76,742	SIF Holding N.V. (c)	1,603,089

	Portugal — 1.8%
500,298	EDP-Energias de Portugal S.A.	1,731,810

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 1.5%
6,994	Dongkuk Structures & Construction Co., Ltd.	$37,370
376,638	Unison Co., Ltd. (b)	1,409,028
		1,446,398

	Spain — 11.2%
6,158	Acciona S.A.	502,724
77,718	Endesa S.A.	1,664,973
235,160	Iberdrola S.A.	1,822,727
514,449	Siemens Gamesa Renewable Energy S.A.	7,055,279
		11,045,703

	Sweden — 2.0%
86,260	SKF AB, Class B	1,915,931

	Switzerland — 2.7%
83,037	ABB Ltd.	2,225,795
4,784	BKW AG	284,502
90	Gurit Holding AG	97,255
		2,607,552

	United States — 11.4%
44,885	Alliant Energy Corp.	1,912,550
21,977	Duke Energy Corp.	1,848,486
8,649	General Cable Corp.	256,010
78,134	General Electric Co.	1,363,438
12,747	NextEra Energy, Inc.	1,990,954
61,175	NRG Energy, Inc.	1,742,264
31,106	Trinity Industries, Inc.	1,165,231
11,704	Woodward, Inc.	895,824
		11,174,757
	Total Common Stocks — 99.0%	97,212,232
	(Cost $88,864,738)

	Money Market Funds — 3.9%
3,013,291	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (e) (f)	3,013,291
835,936	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.19% (e)	835,936
	Total Money Market Funds — 3.9%	3,849,227
	(Cost $3,849,227)

See Notes to Portfolio of Investments

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 5.6%
$5,479,544	RBC Capital Markets LLC, 1.35% (e), dated 12/29/17, due 01/02/18, with a maturity value of $5,480,366. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $5,611,489. (f)	$5,479,544
	(Cost $5,479,544)

	Total Investments — 108.5%	106,541,003
	(Cost $98,193,509) (g)
	Net Other Assets and Liabilities — (8.5)%	(8,336,963)
	Net Assets — 100.0%	$98,204,040

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,073,037 and the total value of the collateral held by the Fund is $8,492,835.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of December 31, 2017.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,086,073 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,738,579. The net unrealized appreciation was $8,347,494.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$97,212,232	$—	$—
Money Market Funds	3,849,227	—	—
Repurchase Agreements	—	5,479,544	—
Total Investments	$101,061,459	$5,479,544	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Utilities	50.1%
Industrials	47.8
Materials	2.0
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.1%
United States Dollar	19.2
Hong Kong Dollar	18.6
Danish Krone	13.0
Canadian Dollar	6.7
Australian Dollar	5.0
Japanese Yen	3.7
Swiss Franc	2.5
Swedish Krona	1.8
South Korean Won	1.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Australia — 4.1%
7,794	CIMIC Group Ltd.	$312,881
59,135	Downer EDI Ltd.	319,751
7,481	Monadelphous Group Ltd.	101,390
		734,022

	Canada — 3.6%
8,958	SNC-Lavalin Group, Inc.	406,566
8,609	Stantec, Inc.	240,806
		647,372

	Cayman Islands — 1.7%
212,059	China State Construction International Holdings Ltd.	296,937

	China — 4.3%
381,065	China Communications Construction Co., Ltd., Class H	433,115
456,195	China Railway Group Ltd., Class H	337,496
		770,611

	Finland — 0.3%
5,900	YIT OYJ	45,094

	France — 8.4%
9,438	Bouygues S.A.	490,449
4,140	Eiffage S.A.	453,719
5,318	Vinci S.A.	543,324
		1,487,492

	Germany — 2.0%
2,029	HOCHTIEF AG	359,330

	Ireland — 2.2%
8,813	Kingspan Group PLC	384,955

	Italy — 0.3%
13,923	Salini Impregilo S.p.A.	53,758

	Japan — 28.7%
29,700	Chiyoda Corp.	218,780
12,900	COMSYS Holdings Corp.	373,805
23,200	JGC Corp.	448,660
48,000	Kajima Corp.	461,788
11,600	Kandenko Co., Ltd.	122,100
13,400	Kinden Corp.	218,586
6,570	Kumagai Gumi Co., Ltd.	183,674
11,600	Kyowa Exeo Corp.	300,308
19,300	Maeda Corp.	266,183
6,000	Maeda Road Construction Co., Ltd.	137,653
3,000	Nippo Corp.	70,211
6,920	Nishimatsu Construction Co., Ltd.	194,073
36,100	Obayashi Corp.	437,013
4,100	Okumura Corp.	168,840
31,300	Penta-Ocean Construction Co., Ltd.	233,344
1,500	Raito Kogyo Co., Ltd.	17,173
38,900	Shimizu Corp.	401,860

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
1,200	SHO-BOND Holdings Co., Ltd.	$85,520
9,800	Taisei Corp.	487,934
28,000	Toda Corp.	224,646
3,400	Toshiba Plant Systems & Services Corp.	63,429
		5,115,580

	Netherlands — 5.6%
5,515	Arcadis N.V.	126,090
9,756	Boskalis Westminster	367,910
21,628	Chicago Bridge & Iron Co. N.V. (b)	349,076
35,174	Koninklijke BAM Groep N.V.	161,681
		1,004,757

	Norway — 0.2%
3,766	Veidekke ASA	42,542

	Panama — 1.2%
33,389	McDermott International, Inc. (c)	219,700

	Philippines — 0.7%
19,000	Manila Electric Co.	125,068

	South Korea — 2.5%
40,422	Daewoo Engineering & Construction Co., Ltd. (c)	223,529
8,152	GS Engineering & Construction Corp.	215,498
		439,027

	Spain — 5.4%
12,291	ACS Actividades de Construccion y Servicios S.A.	481,057
26,773	Obrascon Huarte Lain S.A. (c)	160,007
33,465	Sacyr S.A. (c)	94,721
7,239	Tecnicas Reunidas S.A. (b)	229,823
		965,608

	Sweden — 4.5%
10,184	NCC AB, Class B	195,285
19,310	Peab AB	166,192
21,427	Skanska AB, Class B	444,050
		805,527

	United Kingdom — 2.2%
65,253	Balfour Beatty PLC	261,661
7,714	Galliford Try PLC	133,937
		395,598

	United States — 22.1%
10,773	AECOM (c)	400,217
3,842	Dycom Industries, Inc. (c)	428,114
5,002	EMCOR Group, Inc.	408,913
10,190	Fluor Corp.	526,314
4,870	Granite Construction, Inc.	308,904

See Notes to Portfolio of Investments

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
7,128	Jacobs Engineering Group, Inc.	$470,163
17,011	KBR, Inc.	337,328
9,008	MasTec, Inc. (c)	440,942
12,455	Quanta Services, Inc. (c)	487,115
4,894	Tutor Perini Corp. (c)	124,063
		3,932,073
	Total Common Stocks — 100.0%	17,825,051
	(Cost $13,756,751)

	Money Market Funds — 0.6%
96,559	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (d) (e)	96,559
	(Cost $96,559)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$175,588	RBC Capital Markets LLC, 1.35% (d), dated 12/29/17, due 01/02/18, with a maturity value of $175,615. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $179,816. (e)	175,588
	(Cost $175,588)

	Total Investments — 101.6%	18,097,198
	(Cost $14,028,898) (f)
	Net Other Assets and Liabilities — (1.6)%	(278,048)
	Net Assets — 100.0%	$17,819,150

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $263,567 and the total value of the collateral held by the Fund is $272,147.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,708,849 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $640,549. The net unrealized appreciation was $4,068,300.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$17,825,051	$—	$—
Money Market Funds	96,559	—	—
Repurchase Agreements	—	175,588	—
Total Investments	$17,921,610	$175,588	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.8%
Energy	2.5
Utilities	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	28.3%
United States Dollar	26.4
Euro	21.8
Hong Kong Dollar	5.9
Swedish Krona	4.4
Australian Dollar	4.1
Canadian Dollar	3.6
South Korean Won	2.4
British Pound Sterling	2.2
Philippine Peso	0.7
Norwegian Krone	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Canada — 1.1%
10,249	Fortis, Inc.	$375,960

	Cayman Islands — 1.4%
957,863	Wasion Group Holdings Ltd.	468,336

	France — 7.8%
30,190	Schneider Electric SE	2,566,787

	Germany — 6.3%
4,772	Siemens AG	665,036
32,533	SMA Solar Technology AG	1,405,051
		2,070,087

	Ireland — 4.0%
8,355	Eaton Corp., PLC	660,129
17,265	Johnson Controls International PLC	657,969
		1,318,098

	Italy — 9.5%
99,909	Enel S.p.A.	614,961
77,914	Prysmian S.p.A.	2,541,853
		3,156,814

	Japan — 6.3%
6,000	NEC Corp.	161,881
6,600	NGK Insulators Ltd.	124,649
126,200	Osaki Electric Co., Ltd.	912,829
43,600	Panasonic Corp.	638,280
84,000	Toshiba Corp. (b)	236,326
		2,073,965

	Spain — 7.8%
114,738	Red Electrica Corp., S.A.	2,575,768

	Switzerland — 8.2%
101,327	ABB Ltd.	2,716,056

	United Kingdom — 1.9%
54,244	National Grid PLC	640,900

	United States — 45.6%
17,336	Advanced Energy Industries, Inc. (b)	1,169,833
412	AZZ, Inc.	21,053
28,010	Badger Meter, Inc.	1,338,878
39,100	Control4 Corp. (b)	1,163,616
495	Digi International, Inc. (b)	4,727
844	EnerSys	58,768
423	ESCO Technologies, Inc.	25,486
60,450	General Cable Corp.	1,789,320
35,530	General Electric Co.	619,999
4,167	Honeywell International, Inc.	639,051
1,029	Hubbell, Inc.	139,265
20,166	Itron, Inc. (b)	1,375,321
1,456	MasTec, Inc. (b)	71,271
34,536	MYR Group, Inc. (b)	1,233,971
68,585	Quanta Services, Inc. (b)	2,682,359

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
80,876	Silver Spring Networks, Inc. (b)	$1,313,426
35,705	SolarEdge Technologies, Inc. (b)	1,340,723
409	Valmont Industries, Inc.	67,833
804	WESCO International, Inc. (b)	54,793
		15,109,693

	Total Investments — 99.9%	33,072,464
	(Cost $27,078,465) (c)
	Net Other Assets and Liabilities — 0.1%	41,970
	Net Assets — 100.0%	$33,114,434

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,476,241 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $482,242. The net unrealized appreciation was $5,993,999.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$33,072,464	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Industrials	53.1%
Information Technology	32.2
Utilities	12.7
Consumer Discretionary	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.7%
Euro	31.4
Swiss Franc	8.2
Japanese Yen	6.3
British Pound Sterling	1.9
Hong Kong Dollar	1.4
Canadian Dollar	1.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 2.6%
38,068	Fortescue Metals Group Ltd.	$144,949
12,804	Regis Resources Ltd.	42,958
2,797	Washington H. Soul Pattinson & Co., Ltd.	38,846
		226,753

	Brazil — 1.3%
9,132	Cia de Saneamento Basico do Estado de Sao Paulo	94,511
1,751	Cia de Saneamento de Minas Gerais-COPASA	22,904
		117,415

	Canada — 5.3%
3,596	Agrium, Inc.	413,612
4,296	Peyto Exploration & Development Corp.	51,367
		464,979

	Cayman Islands — 0.2%
37,805	China Zhongwang Holdings Ltd.	20,710

	China — 0.1%
5,654	Shandong Chenming Paper Holdings Ltd., Class H	10,189

	Faroe Islands — 0.5%
1,057	Bakkafrost P/F	44,761

	Finland — 7.7%
4,914	Metsa Board OYJ	42,127
14,695	Stora Enso OYJ, Class R	233,092
12,771	UPM-Kymmene OYJ	397,025
		672,244

	France — 15.3%
9,092	Suez	159,980
14,850	TOTAL S.A., ADR	820,908
13,957	Veolia Environnement S.A.	356,277
		1,337,165

	Hong Kong — 1.2%
75,546	Guangdong Investment Ltd.	101,142

	India — 5.9%
19,900	National Aluminium Co., Ltd.	26,813
75,274	Oil & Natural Gas Corp., Ltd.	230,206
4,963	Oil India Ltd.	28,887
10,923	Vedanta Ltd., ADR	227,526
		513,432

	Indonesia — 0.7%
367,054	Adaro Energy Tbk PT	50,320
9,683	Indo Tambangraya Megah Tbk PT	14,774
		65,094

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan — 0.5%
2,100	Nippon Paper Industries Co., Ltd.	$39,922

	Jersey Island — 0.8%
30,559	Centamin PLC	65,313

	Luxembourg — 0.5%
1,314	Ternium S.A., ADR	41,509

	Norway — 2.6%
10,909	Marine Harvest ASA	184,682
1,320	Salmar ASA	39,678
		224,360

	Philippines — 0.2%
26,460	Semirara Mining & Power Corp.	19,506

	Portugal — 0.1%
1,580	Altri S.G.P.S. S.A.	9,803

	Russia — 9.1%
138	Acron PJSC	9,268
1,444	MMC Norilsk Nickel PJSC	271,886
2,571	Novolipetsk Steel PJSC, GDR	65,612
974	PhosAgro PJSC	42,239
4,590	Severstal PJSC, GDR	70,594
40,241	Tatneft PJSC	334,358
		793,957

	South Africa — 1.3%
4,157	Exxaro Resources Ltd.	54,598
10,895	Sibanye Gold Ltd., ADR (b)	55,020
		109,618

	South Korea — 3.5%
1,616	SK Innovation Co., Ltd.	308,694

	Sweden — 0.8%
1,367	Holmen AB, Class B	72,657

	Thailand — 2.3%
120,900	Charoen Pokphand Foods PCL	89,033
36,400	PTT Exploration & Production PCL	111,691
		200,724

	Turkey — 1.0%
33,426	Eregli Demir ve Celik Fabrikalari TAS	88,360

	United Kingdom — 13.7%
11,223	Pennon Group PLC	118,646
13,061	Royal Dutch Shell PLC, Class A, ADR	871,299
18,156	United Utilities Group PLC	203,337
		1,193,282

	United States — 22.2%
9,146	Archer-Daniels-Midland Co.	366,572
1,683	Domtar Corp.	83,342
10,080	Exxon Mobil Corp.	843,091

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
11,021	International Paper Co.	$638,557
		1,931,562
	Total Common Stocks — 99.4%	8,673,151
	(Cost $7,511,601)

	Money Market Funds — 0.2%
15,241	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (c) (d)	15,241
	(Cost $15,241)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$27,715	RBC Capital Markets LLC, 1.35% (c), dated 12/29/17, due 01/02/18, with a maturity value of $27,719. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $28,382. (d)	27,715
	(Cost $27,715)

	Total Investments — 99.9%	8,716,107
	(Cost $7,554,557) (e)
	Net Other Assets and Liabilities — 0.1%	5,150
	Net Assets — 100.0%	$8,721,257

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $40,905 and the total value of the collateral held by the Fund is $42,956.
(c)	Rate shown reflects yield as of December 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,378,292 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $216,742. The net unrealized appreciation was $1,161,550.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$8,673,151	$—	$—
Money Market Funds	15,241	—	—
Repurchase Agreements	—	27,715	—
Total Investments	$8,688,392	$27,715	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Energy	43.6%
Materials	35.9
Utilities	12.2
Consumer Staples	8.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.4%
Euro	13.8
Russian Ruble	7.5
Canadian Dollar	5.3
British Pound Sterling	4.4
South Korean Won	3.5
Indian Rupee	3.3
Norwegian Krone	3.1
Australian Dollar	2.6
Thai Baht	2.3
Hong Kong Dollar	1.5
Brazilian Real	1.4
Turkish Lira	1.0
Swedish Krona	0.8
Indonesian Rupiah	0.8
South African Rand	0.6
Japanese Yen	0.5
Philippine Peso	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 1.6%
2,876	GrainCorp Ltd., Class A	$18,378
21,203	Incitec Pivot Ltd.	64,520
4,115	Nufarm Ltd.	28,062
		110,960

	Belgium — 0.4%
542	Tessenderlo Group S.A. (b)	25,291

	Bermuda — 2.0%
1,767	Bunge Ltd.	118,530
88,165	Sinofert Holdings Ltd. (b)	14,670
		133,200

	Canada — 6.2%
1,736	Agrium, Inc.	199,675
10,559	Potash Corp. of Saskatchewan, Inc.	216,556
		416,231

	Chile — 1.3%
1,513	Sociedad Quimica y Minera de Chile S.A., ADR	89,827

	Germany — 23.3%
5,853	BASF SE	644,263
5,241	Bayer AG	653,993
5,856	Evonik Industries AG	220,415
2,405	K+S AG	59,891
		1,578,562

	India — 5.3%
3,675	Coromandel International Ltd.	33,351
15,656	Mahindra & Mahindra Ltd.	184,234
1,734	PI Industries Ltd.	26,148
3,194	Tata Chemicals Ltd.	36,608
6,392	UPL Ltd.	76,381
		356,722

	Japan — 9.4%
15,600	Kubota Corp.	305,908
2,600	Mitsui Chemicals, Inc.	83,648
1,900	Nissan Chemical Industries Ltd.	75,798
600	Sakata Seed Corp.	20,821
21,000	Sumitomo Chemical Co., Ltd.	150,965
		637,140

	Luxembourg — 0.2%
1,526	Adecoagro S.A. (b)	15,779

	Malaysia — 2.8%
100,501	Petronas Chemicals Group Bhd	191,218

	Netherlands — 4.4%
17,144	CNH Industrial N.V.	229,730
2,648	OCI N.V. (b)	66,816
		296,546

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 2.3%
3,434	Yara International ASA	$157,551

	Poland — 0.4%
1,247	Grupa Azoty S.A.	24,933

	Russia — 2.7%
509	Acron PJSC	34,184
1,627	PhosAgro PJSC	70,557
36,898	Uralkali PJSC (b)	75,237
		179,978

	Singapore — 2.8%
80,500	Wilmar International Ltd.	185,984

	Switzerland — 0.8%
129	Bucher Industries AG	52,423

	Taiwan — 0.2%
12,316	Taiwan Fertilizer Co., Ltd.	15,872

	Turkey — 0.2%
671	Turk Traktor ve Ziraat Makineleri AS	13,454

	United States — 33.5%
998	AGCO Corp.	71,287
2,931	CF Industries Holdings, Inc.	124,685
1,970	Deere & Co.	308,325
9,115	DowDuPont, Inc.	649,170
1,687	FMC Corp.	159,691
5,487	Monsanto Co.	640,772
4,411	Mosaic (The) Co.	113,186
449	Raven Industries, Inc.	15,423
723	Scotts Miracle-Gro (The) Co.	77,354
233	Terra Nitrogen Co., L.P. (c)	18,596
1,354	Toro (The) Co.	88,321
		2,266,810

	Total Investments — 99.8%	6,748,481
	(Cost $5,625,695) (d)
	Net Other Assets and Liabilities — 0.2%	12,824
	Net Assets — 100.0%	$6,761,305

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,170,335 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $47,549. The net unrealized appreciation was $1,122,786.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$6,748,481	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Materials	66.2%
Industrials	16.1
Health Care	9.7
Consumer Staples	5.3
Consumer Discretionary	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	40.3%
Euro	24.8
Japanese Yen	9.4
Canadian Dollar	6.2
Indian Rupee	5.3
Malaysian Ringgit	2.8
Singapore Dollar	2.8
Russian Ruble	2.7
Norwegian Krone	2.3
Australian Dollar	1.6
Swiss Franc	0.8
Polish Zloty	0.4
New Taiwan Dollar	0.2
Hong Kong Dollar	0.2
Turkish Lira	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Brazil — 25.8%
354,458	Ambev S.A., ADR	$2,289,799
308,580	B3 S.A. - Brasil Bolsa Balcao	2,119,156
224,116	Banco Bradesco S.A., ADR	2,294,948
239,606	Banco do Brasil S.A.	2,298,472
266,793	BB Seguridade Participacoes S.A.	2,291,439
186,367	BRF S.A. (b)	2,056,324
453,026	CCR S.A.	2,205,652
313,162	Cielo S.A.	2,220,485
114,634	Embraer S.A., ADR	2,743,192
233,977	Estacio Participacoes S.A.	2,315,012
158,765	Fibria Celulose S.A.	2,290,225
647,238	Gerdau S.A. (Preference Shares)	2,415,606
174,828	Itau Unibanco Holding S.A., ADR	2,272,764
690,886	Itausa-Investimentos Itau S.A. (Preference Shares)	2,253,591
906,625	JBS S.A.	2,681,255
395,773	Kroton Educacional S.A.	2,195,358
483,574	Lojas Americanas S.A. (Preference Shares)	2,485,586
211,359	Lojas Renner S.A.	2,261,352
126,213	Magazine Luiza S.A.	3,052,307
225,730	Petroleo Brasileiro S.A., ADR (b)	2,322,762
550,799	Rumo S.A. (b)	2,153,647
150,693	Telefonica Brasil S.A., ADR	2,234,777
102,157	Ultrapar Participacoes S.A.	2,309,781
837,780	Usinas Siderurgicas de Minas Gerais S.A. (Preference Share) (b)	2,298,332
205,056	Vale S.A., ADR	2,507,835
		58,569,657

	Cayman Islands — 15.8%
109,776	AAC Technologies Holdings, Inc.	1,958,667
12,390	Alibaba Group Holding Ltd., ADR (b)	2,136,408
9,196	Baidu, Inc., ADR (b)	2,153,795
1,393,000	Country Garden Holdings Co., Ltd.	2,656,611
47,615	Ctrip.com International Ltd., ADR (b)	2,099,821
629,515	Geely Automobile Holdings Ltd.	2,183,564
58,587	JD.com, Inc., ADR (b)	2,426,674
6,675	NetEase, Inc., ADR	2,303,342
25,855	New Oriental Education & Technology Group, Inc., ADR	2,430,370
22,441	SINA Corp. (b)	2,251,057
475,556	Sunac China Holdings Ltd.	1,969,094
132,041	Sunny Optical Technology Group Co., Ltd.	1,688,359
78,698	TAL Education Group, ADR	2,338,118
43,021	Tencent Holdings Ltd.	2,235,615
20,211	Weibo Corp., ADR (b)	2,091,030
386,502	Yatra Online, Inc. (b)	2,891,035
		35,813,560

Shares	Description	Value

	Common Stocks (a) (Continued)
	China — 7.9%
4,721,123	Agricultural Bank of China Ltd., Class H	$2,199,567
4,521,873	Bank of China Ltd., Class H	2,222,491
2,516,730	China Construction Bank Corp., Class H	2,319,315
676,237	China Life Insurance Co., Ltd., Class H	2,124,912
559,863	China Merchants Bank Co., Ltd., Class H	2,228,603
460,000	China Pacific Insurance (Group) Co., Ltd., Class H	2,210,845
2,822,726	Industrial and Commercial Bank of China Ltd., Class H	2,272,531
222,309	Ping An Insurance (Group) Co. of China Ltd., Class H	2,314,755
		17,893,019

	Hong Kong — 1.0%
1,619,622	CNOOC Ltd.	2,325,932

	India — 17.5%
83,515	Axis Bank Ltd., GDR	3,649,605
97,895	Dr. Reddy’s Laboratories Ltd., ADR	3,676,936
35,307	HDFC Bank Ltd., ADR	3,589,663
359,358	ICICI Bank Ltd., ADR	3,496,553
220,326	Infosys Ltd., ADR	3,573,688
190,990	Larsen & Toubro Ltd., GDR	3,695,657
123,098	Reliance Industries Ltd., GDR (c)	3,514,448
70,324	State Bank of India, GDR	3,424,779
109,916	Tata Motors Ltd., ADR (b)	3,634,922
188,160	Vedanta Ltd., ADR	3,919,373
636,043	Wipro Ltd., ADR	3,479,155
		39,654,779

	Isle of Man — 1.2%
272,085	Eros International PLC (b)	2,625,620

	Jersey — 1.5%
83,352	WNS (Holdings) Ltd., ADR (b)	3,344,916

	Mauritius — 1.5%
112,772	MakeMyTrip Ltd. (b)	3,366,244

	South Korea — 24.9%
7,727	Amorepacific Corp.	2,197,816
12,171	Celltrion, Inc. (d)	2,513,669
8,730	Hyundai Mobis Co., Ltd.	2,144,683
14,515	Hyundai Motor Co.	2,115,118
17,492	Kakao Corp.	2,238,479
39,862	KB Financial Group, Inc.	2,360,703
47,659	Korea Aerospace Industries Ltd.	2,112,390
63,672	Korea Electric Power Corp.	2,269,008
5,719	LG Chem Ltd.	2,163,556
77,272	LG Display Co., Ltd.	2,158,174
26,530	LG Electronics, Inc.	2,626,855

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
2,985	NAVER Corp.	$2,425,809
5,470	NCSoft Corp.	2,286,512
14,128	Netmarble Games Corp. (c)	2,487,626
7,128	POSCO	2,213,871
6,971	Samsung Biologics Co., Ltd. (b) (c)	2,415,806
18,089	Samsung C&T Corp.	2,129,012
23,877	Samsung Electro-Mechanics Co., Ltd.	2,230,349
940	Samsung Electronics Co., Ltd.	2,237,280
11,263	Samsung SDI Co., Ltd.	2,151,496
49,333	Shinhan Financial Group Co., Ltd.	2,276,447
21,576	SillaJen, Inc. (b)	1,884,411
31,090	SK Hynix, Inc.	2,221,648
11,563	SK Innovation Co., Ltd.	2,208,803
9,044	SK Telecom Co., Ltd.	2,255,614
		56,325,135

	United Kingdom — 1.8%
365,721	Vedanta Resources PLC	3,972,437

	United States — 0.9%
53,737	Yum China Holdings, Inc.	2,150,555

	Total Investments — 99.8%	226,041,854
	(Cost $199,905,498) (e)
	Net Other Assets and Liabilities — 0.2%	560,715
	Net Assets — 100.0%	$226,602,569

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment- in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2017 to December 31, 2017), the Fund received 239 shares of Celltrion, Inc.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,856,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,720,386. The net unrealized appreciation was $26,136,356.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$226,041,854	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Financials	22.2%
Information Technology	22.1
Consumer Discretionary	20.1
Materials	9.6
Industrials	6.7
Energy	5.6
Health Care	4.6
Consumer Staples	4.1
Real Estate	2.0
Telecommunication Services	2.0
Utilities	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Bermuda — 1.9%
13,546	Marvell Technology Group Ltd.	$290,833

	Canada — 5.9%
43,082	BlackBerry Ltd. (b)	481,226
42,804	Celestica, Inc. (b)	448,586
		929,812

	Cayman Islands — 2.9%
1,504,139	FIH Mobile Ltd.	458,200

	China — 4.0%
33,882	BYD Co., Ltd., Class H (c)	295,329
87,042	ZTE Corp., Class H (b)	326,985
		622,314

	Finland — 2.8%
92,614	Nokia OYJ, ADR	431,581

	France — 1.4%
6,399	Orange S.A.	111,137
4,143	Vivendi S.A.	111,449
		222,586

	Germany — 0.7%
6,173	Deutsche Telekom AG	109,581

	Guernsey — 1.9%
4,635	Amdocs Ltd.	303,500

	Hong Kong — 0.7%
10,754	China Mobile Ltd.	109,084

	Italy — 0.7%
131,798	Telecom Italia S.p.A. (b)	113,938

	Japan — 9.7%
3,850	KDDI Corp.	95,827
6,600	Kyocera Corp.	431,878
4,270	NTT DOCOMO, Inc.	100,843
1,300	SoftBank Group Corp.	102,915
10,000	Sony Corp.	451,121
123,000	Toshiba Corp. (b)	346,048
		1,528,632

	Netherlands — 4.9%
7,952	Gemalto N.V.	472,288
13,329	STMicroelectronics N.V.	291,148
		763,436

	Russia — 0.7%
10,653	Mobile TeleSystems PJSC, ADR	108,554

	Singapore — 2.9%
25,678	Flex Ltd. (b)	461,947

	South Korea — 7.3%
7,082	KT Corp., ADR	110,550
5,610	LG Electronics, Inc.	555,472

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
199	Samsung Electronics Co., Ltd.	$473,637
		1,139,659

	Spain — 0.7%
10,767	Telefonica S.A.	104,965

	Sweden — 2.0%
47,900	Telefonaktiebolaget LM Ericsson, Class B	314,444

	Taiwan — 9.5%
206,486	HTC Corp. (b)	507,221
618,540	Inventec Corp.	493,651
602,474	Wistron Corp.	484,878
		1,485,750

	United Kingdom — 0.7%
36,386	Vodafone Group PLC	115,447

	United States — 38.7%
4,370	Agilent Technologies, Inc.	292,659
296	Alphabet, Inc., Class C (b)	309,734
3,514	Analog Devices, Inc.	312,851
2,700	Apple, Inc.	456,921
3,037	AT&T, Inc.	118,079
15,213	Benchmark Electronics, Inc. (b)	442,698
6,371	CEVA, Inc. (b)	294,022
13,913	Ciena Corp. (b)	291,199
2,678	Crown Castle International Corp.	297,285
5,783	Maxim Integrated Products, Inc.	302,335
7,139	Micron Technology, Inc. (b)	293,556
3,215	Motorola Solutions, Inc.	290,443
4,561	QUALCOMM, Inc.	291,995
13,647	Sanmina Corp. (b)	450,351
1,783	SBA Communications Corp. (b)	291,271
2,889	Skyworks Solutions, Inc.	274,311
8,018	Synaptics, Inc. (b)	320,239
3,110	Texas Instruments, Inc.	324,808
2,171	Verizon Communications, Inc.	114,911
4,353	Xilinx, Inc.	293,479
		6,063,147
	Total Common Stocks — 100.0%	15,677,410
	(Cost $11,676,393)

	Money Market Funds — 0.1%
20,819	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (d) (e)	20,819
	(Cost $20,819)

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$37,858	RBC Capital Markets LLC, 1.35% (d), dated 12/29/17, due 01/02/18, with a maturity value of $37,864. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $38,770. (e)	$37,858
	(Cost $37,858)

	Total Investments — 100.3%	15,736,087
	(Cost $11,735,070) (f)
	Net Other Assets and Liabilities — (0.3)%	(52,182)
	Net Assets — 100.0%	$15,683,905

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $55,863 and the total value of the collateral held by the Fund is $58,677.
(d)	Rate shown reflects yield as of December 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,439,741 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $438,724. The net unrealized appreciation was $4,001,017.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$15,677,410	$—	$—
Money Market Funds	20,819	—	—
Repurchase Agreements	—	37,858	—
Total Investments	$15,698,229	$37,858	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Information Technology	74.1%
Telecommunication Services	9.0
Consumer Discretionary	9.0
Real Estate	3.8
Industrials	2.2
Health Care	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	55 .7%
Japanese Yen	9 .7
New Taiwan Dollar	9 .4
Euro	8 .4
Hong Kong Dollar	7 .6
South Korean Won	6 .5
Swedish Krona	2 .0
British Pound Sterling	0 .7
Total	100 .0%

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Bermuda — 1.8%
143,592	Brilliance China Automotive Holdings Ltd.	$384,120

	Cayman Islands — 4.1%
39,869	China Harmony New Energy Auto Holding Ltd. (b)	29,087
240,153	Geely Automobile Holdings Ltd.	833,006
		862,093

	China — 5.3%
114,916	AviChina Industry & Technology Co., Ltd., Class H	61,188
58,056	BAIC Motor Corp. Ltd., Class H (c)	75,646
38,083	BYD Co., Ltd., Class H (d)	331,947
42,504	Chongqing Changan Automobile Co., Ltd., Class B	46,786
114,666	Dongfeng Motor Group Co., Ltd., Class H	138,841
171,785	Great Wall Motor Co., Ltd., Class H	196,788
111,640	Guangzhou Automobile Group Co., Ltd., Class H	264,637
		1,115,833

	France — 7.0%
32,104	Peugeot S.A.	653,105
8,233	Renault S.A.	828,891
		1,481,996

	Germany — 19.4%
8,301	Bayerische Motoren Werke AG	864,820
20,221	Daimler AG	1,717,756
8,489	Porsche Automobil Holding SE (Preference Shares)	710,744
3,947	Volkswagen AG (Preference Shares)	788,273
		4,081,593

	Italy — 0.1%
8,141	Piaggio & C. S.p.A.	22,466

	Japan — 34.6%
50,135	Honda Motor Co., Ltd.	1,718,406
33,259	Mazda Motor Corp.	446,159
39,700	Mitsubishi Motors Corp.	286,806
86,176	Nissan Motor Co., Ltd.	859,274
25,565	Subaru Corp.	812,952
15,559	Suzuki Motor Corp.	902,263
26,676	Toyota Motor Corp.	1,707,690
17,112	Yamaha Motor Co., Ltd.	561,161
		7,294,711

	Malaysia — 0.1%
14,893	UMW Holdings Bhd (b)	19,136

	South Korea — 5.9%
5,544	Hyundai Motor Co.	807,869

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
13,259	Kia Motors Corp. (b)	$414,905
2,141	Ssangyong Motor Co. (b)	10,239
		1,233,013

	Taiwan — 0.1%
35,296	China Motor Corp.	30,838

	United States — 21.3%
133,881	Ford Motor Co.	1,672,174
38,900	General Motors Co.	1,594,511
7,184	Harley-Davidson, Inc.	365,522
2,714	Tesla, Inc. (b) (d)	845,004
		4,477,211
	Total Common Stocks — 99.7%	21,003,010
	(Cost $19,845,776)

	Money Market Funds — 1.4%
296,267	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (e) (f)	296,267
	(Cost $296,267)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$538,749	RBC Capital Markets LLC, 1.35% (e), dated 12/29/17, due 01/02/18, with a maturity value of $538,830. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $551,722. (f)	538,749
	(Cost $538,749)

	Total Investments — 103.7%	21,838,026
	(Cost $20,680,792) (g)
	Net Other Assets and Liabilities — (3.7)%	(783,155)
	Net Assets — 100.0%	$21,054,871

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

(d)	All or a portion of this security is on loan (see Note 2D- Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $803,630 and the total value of the collateral held by the Fund is $835,016.
(e)	Rate shown reflects yield as of December 31, 2017.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,324,484 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,167,250. The net unrealized appreciation was $1,157,234.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$21,003,010	$—	$—
Money Market Funds	296,267	—	—
Repurchase Agreements	—	538,749	—
Total Investments	$21,299,277	$538,749	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of December 31, 2017, the Fund transferred common stocks valued at $171,439 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being priced on the primary exchange.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	99.7%
Industrials	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	33.4%
Euro	25.6
United States Dollar	24.3
Hong Kong Dollar	10.8
South Korean Won	5.7
New Taiwan Dollar	0.1
Malaysian Ringgit	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Canada — 4.8%
1,867,741	Open Text Corp.	$66,622,321

	Germany — 4.4%
537,341	SAP SE, ADR (b)	60,375,635

	India — 1.2%
3,020,080	Wipro Ltd., ADR	16,519,838

	Israel — 1.2%
156,085	Check Point Software Technologies Ltd. (c)	16,173,528

	United States — 88.4%
260,872	Activision Blizzard, Inc.	16,518,415
89,708	Adobe Systems, Inc. (c)	15,720,430
1,091,917	Akamai Technologies, Inc. (c)	71,018,282
58,781	Alphabet, Inc., Class A (c)	61,919,905
51,756	Amazon.com, Inc. (c)	60,527,089
198,255	Apple, Inc.	33,550,694
492,232	CA, Inc.	16,381,481
1,632,890	Cisco Systems, Inc.	62,539,687
131,132	Equinix, Inc.	59,431,645
453,848	F5 Networks, Inc. (c)	59,553,933
343,758	Facebook, Inc., Class A (c)	60,659,537
2,442,363	Hewlett Packard Enterprise Co.	35,072,333
221,285	International Business Machines Corp.	33,949,545
103,542	Intuit, Inc.	16,336,857
215,726	j2 Global, Inc.	16,185,922
2,194,060	Juniper Networks, Inc.	62,530,710
404,791	Microsoft Corp.	34,625,822
1,077,805	NetApp, Inc.	59,624,173
324,697	Netflix, Inc. (c)	62,328,836
524,263	NetScout Systems, Inc. (c)	15,963,808
1,241,479	Oracle Corp.	58,697,127
480,492	Red Hat, Inc. (c)	57,707,089
583,847	salesforce.com, Inc. (c)	59,686,679
1,602,398	Teradata Corp. (c)	61,628,227
507,092	VMware, Inc., Class A (b) (c)	63,548,769
14,855,369	Zynga, Inc., Class A (c)	59,421,476
		1,215,128,471

	Total Common Stocks — 100.0%	1,374,819,793
	(Cost $1,114,004,037)

	Money Market Funds — 2.6%
35,977,747	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.24% (d) (e)	35,977,747
	(Cost $35,977,747)

Principal Value	Description	Value
	Repurchase Agreements — 4.7%
$65,424,045	RBC Capital Markets LLC, 1.35% (d), dated 12/29/17, due 01/02/18, with a maturity value of $65,433,858. Collateralized by U.S. Treasury Notes, interest rates of 1.375% to 2.250%, due 09/30/18 to 03/31/21. The value of the collateral including accrued interest is $66,999,416. (e)	$65,424,045
	(Cost $65,424,045)

	Total Investments — 107.3%	1,476,221,585
	(Cost $1,215,405,829) (f)
	Net Other Assets and Liabilities — (7.3)%	(100,872,572)

	Net Assets — 100.0%	$1,375,349,013

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $98,710,043 and the total value of the collateral held by the Fund is $101,401,792.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $262,215,357 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,399,601. The net unrealized appreciation was $260,815,756.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,374,819,793	$—	$—
Money Market Funds	35,977,747	—	—
Repurchase Agreements	—	65,424,045	—
Total Investments	$1,410,797,540	$65,424,045	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

Sector Allocation	% of Total Long-Term Investments
Information Technology	86.8%
Consumer Discretionary	8.9
Real Estate	4.3
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.1%
	Australia — 3.0%
9,015	Costa Group Holdings Ltd.	$46,424
77,661	Medibank Private Ltd.	199,358
146,326	South32 Ltd.	398,456
		644,238

	Brazil — 1.7%
11,752	Azul S.A., ADR (b)	280,050
8,798	IRB Brasil Resseguros S.A.	90,179
		370,229

	Canada — 1.6%
3,022	Canada Goose Holdings, Inc. (b)	95,374
2,431	Shopify, Inc., Class A (b)	245,531
		340,905

	Cayman Islands — 22.9%
71,500	3SBio, Inc. (b) (c)	140,385
11,914	Alibaba Group Holding Ltd., ADR (b)	2,054,331
104,500	CK Asset Holdings Ltd.	913,540
386,001	Dali Foods Group Co., Ltd. (c)	350,782
190,000	FIT Hon Teng Ltd. (c)	128,647
6,165	Weibo Corp., ADR (b)	637,831
413,489	WH Group Ltd. (c)	466,792
33,000	Wuxi Biologics Cayman, Inc. (b) (c)	184,580
		4,876,888

	China — 9.4%
1,101,991	China Huarong Asset Management Co., Ltd., Class H (c)	520,469
112,400	China International Capital Corp., Ltd., Class H (c)	233,926
311,298	China Vanke Co., Ltd., Class H	1,243,144
		1,997,539

	Denmark — 3.0%
11,854	Orsted A/S (c)	647,082

	France — 2.3%
5,682	Amundi S.A. (c)	481,658

	Germany — 7.3%
5,710	Covestro AG (c)	589,402
2,952	OSRAM Licht AG	265,398
10,320	Uniper SE	321,943
6,976	Zalando SE (b) (c)	369,248
		1,545,991

	Hong Kong — 1.1%
177,002	China Resources Pharmaceutical Group Ltd. (c)	229,271

	Ireland — 2.4%
76,544	AIB Group PLC	505,126

	Italy — 1.7%
22,817	Italgas S.p.A.	139,349

Shares	Description	Value

	Common Stocks (a) (Continued)
	Italy (Continued)
7,183	Moncler S.p.A.	$224,770
		364,119

	Japan — 17.3%
126,900	Japan Post Bank Co., Ltd.	1,652,206
16,900	Japan Post Insurance Co., Ltd.	397,921
6,281	LINE Corp., ADR (b)	257,458
47,800	Recruit Holdings Co., Ltd.	1,187,841
9,000	SG Holdings Co., Ltd. (b)	182,915
		3,678,341

	Mexico — 0.8%
103,042	Becle S.A.B. de C.V. (b)	165,601

	Multi-National — 1.1%
248,987	HK Electric Investments & HK Electric Investments Ltd. (c)	227,863

	Netherlands — 11.5%
26,507	ABN AMRO Group N.V., CVA (c)	855,536
4,145	ASR Nederland N.V.	170,611
1,974	Euronext N.V. (c)	122,712
6,921	Ferrari N.V.	726,197
9,609	NN Group N.V.	416,439
4,033	Philips Lighting N.V. (c)	148,073
		2,439,568

	New Zealand — 0.7%
72,275	Meridian Energy Ltd.	149,823

	Russia — 1.4%
7,533	Polyus PJSC, GDR	288,815

	Spain — 4.0%
4,230	Aena SME S.A. (c)	857,734

	Switzerland — 1.1%
1,269	Sunrise Communications Group AG (c)	115,902
846	VAT Group AG (c)	125,366
		241,268

	United Kingdom — 2.5%
19,173	Just Eat PLC (b)	202,173
56,399	Worldpay Group PLC (c)	324,386
		526,559

	United States — 2.0%
10,836	Yum China Holdings, Inc.	433,657

	Virgin Islands — 1.3%
4,289	Michael Kors Holdings Ltd. (b)	269,992

	Total Investments — 100.1%	21,282,267
	(Cost $18,754,622) (d)
	Net Other Assets and Liabilities — (0.1)%	(13,311)
	Net Assets — 100.0%	$21,268,956

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,641,502 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $113,857. The net unrealized appreciation was $2,527,645.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$21,282,267	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December  31, 2017.

Sector Allocation	% of Total Long-Term Investments
Financials	26.5%
Information Technology	18.1
Industrials	14.3
Real Estate	10.1
Consumer Discretionary	10.0
Utilities	7.0
Materials	6.0
Consumer Staples	4.8
Health Care	2.6
Telecommunication Services	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	29.1%
Hong Kong Dollar	21.8
United States Dollar	21.5
Japanese Yen	16.1
Danish Krone	3.0
Australian Dollar	3.0
British Pound Sterling	2.5
Swiss Franc	1.1
Mexican Peso	0.8
New Zealand Dollar	0.7
Brazilian Real	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Israel — 6.1%
105,039	Check Point Software Technologies Ltd. (b)	$10,884,141
232,781	CyberArk Software Ltd. (b)	9,634,806
119,466	Radware Ltd. (b)	2,317,640
		22,836,587

	Japan — 2.9%
193,100	Trend Micro, Inc.	10,951,045

	Jersey — 4.4%
526,187	Experian PLC	11,622,633
163,290	Mimecast Ltd. (b)	4,681,524
		16,304,157

	Netherlands — 10.6%
287,877	Gemalto N.V.	17,097,705
193,227	NXP Semiconductors N.V. (b)	22,624,950
		39,722,655

	South Korea — 0.6%
46,615	Ahnlab, Inc.	2,338,261

	United Kingdom — 6.5%
1,466,088	BAE Systems PLC	11,342,160
819,119	Sophos Group PLC (c)	6,303,808
358,215	Ultra Electronics Holdings PLC	6,514,671
		24,160,639

	United States — 68.9%
196,390	Akamai Technologies, Inc. (b)	12,773,206
396,193	Barracuda Networks, Inc. (b)	10,895,307
83,027	CACI International, Inc., Class A (b)	10,988,623
587,393	Cisco Systems, Inc.	22,497,152
81,629	F5 Networks, Inc. (b)	10,711,357
774,737	FireEye, Inc. (b)	11,001,265
260,461	Fortinet, Inc. (b)	11,379,541
232,706	Imperva, Inc. (b)	9,238,428
394,622	Juniper Networks, Inc.	11,246,727
380,393	KeyW Holding (The) Corp. (b)	2,232,907
91,724	ManTech International Corp., Class A	4,603,628
150,327	Palo Alto Networks, Inc. (b)	21,788,395
121,649	Proofpoint, Inc. (b)	10,803,648
167,475	Qualys, Inc. (b)	9,939,641
147,636	Science Applications International Corp.	11,304,489
136,782	Splunk, Inc. (b)	11,331,021
756,292	Symantec Corp.	21,221,554
165,415	Varonis Systems, Inc. (b)	8,030,898
118,832	VASCO Data Security International, Inc. (b)	1,651,765
238,122	Verint Systems, Inc. (b)	9,965,406
95,177	VeriSign, Inc. (b)	10,892,056
182,410	VMware, Inc., Class A (b)	22,859,621

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
179,303	Zix Corp. (b)	$785,347
		258,141,982

	Total Investments — 100.0%	374,455,326
	(Cost $331,683,245) (d)
	Net Other Assets and Liabilities — 0.0%	166,524
	Net Assets — 100.0%	$374,621,850

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,922,842 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,150,761. The net unrealized appreciation was $42,772,081.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$374,455,326	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at December 31, 2017.

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2017 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Information Technology	91.5%
Industrials	8.5
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

December 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)

First Trust Global Engineering and Construction ETF – (NYSE Arca ticker “FLM”)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2017 (Unaudited)

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2017 (Unaudited)

o Quoted prices for similar investments in active markets.

o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2017, only FAN, FLM, FTRI, FONE, CARZ and SKYY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2017 (Unaudited)

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2017 through December 31, 2017) were received as collateral for lending securities.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2017 (Unaudited)

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE’s only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2017 (Unaudited)

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and is licensed for use byS&P Dow Jones Indices LLC and sublicensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. S&P Dow Jones’ only relationship to First Trust with respect to the Fund is the licensing of the Index and certain related trademarks. The Index is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT®” is the a trade mark of the National Association of Real Estate Investment Trusts (“NAREIT”) and “EPRA®” is a trade mark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE International Limited (“FTSE”) under license.

All intellectual property rights within the index values and constituent list vest in FTSE, Euronext N.V., NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The Funds are not sponsored, endorsed, sold or promoted by Indxx, LLC, the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider’s only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA

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INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

First Trust International IPO ETF

The Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® International Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX®-100 AND IPOX®-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

First Trust Nasdaq Smartphone Index Fund

The First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ Global Auto Index Fund are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust NASDAQ Global Auto Index Fund (the “Nasdaq Funds”). The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM or NASDAQ OMX Global Auto IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors L.P. (“Licensee”) is in the licensing of: (a) certain intellectual property, including the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, which each is determined and composed by the Corporations without regard to Licensee or the Nasdaq Funds, as a benchmark or a component of a pricing or settlement mechanism for each Fund. The Corporations neither recommend nor endorse any investment in the Indices or any Nasdaq Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to

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be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds. Neither the Indices nor the Nasdaq Funds should be construed as investment advice by the Corporations.

NASDAQ, INC., CLEAN EDGE, INC. AND THEIR AFFILIATES (NASDAQ, INC. AND CLEAN EDGE, COLLECTIVELY WITH THEIR AFFILIATES, ARE REFERRED TO AS THE “CORPORATIONS”) DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX and has been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. STOXX Limited and its licensors (the “Licensors”) have no relationship to First Trust, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

• sponsor, endorse, sell or promote the Fund.

• recommend that any person invest in the Fund or any other securities.

• have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.

• have any responsibility or liability for the administration, management or marketing of the Fund.

• consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

STOXX and its Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties.

Specifically,

• STOXX and its Licensors do not give any warranty, express or implied, and exclude any liability about:

– The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;

– The accuracy, timeliness, and completeness of the Index and its data;

– The merchantability and the fitness for a particular purpose or use of the Index and its data;

– The performance of the Fund generally.

• STOXX and its Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the Index or its data;

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• Under no circumstances will STOXX or its Licensors be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the relevant Index or its data or generally in relation to the Fund, even in circumstances where STOXX or its Licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 1, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 1, 2018

* Print the name and title of each signing officer under his or her signature.